Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Options Granted, Determined, Using Weighted-Average Assumptions

The fair value of options granted was determined using the following weighted-average assumptions as of grant date.

	2012	2011	2010
Risk-free interest rate	1.23%	2.98%	2.62%
Expected term (years)	7	7	7
Expected stock price volatility	78%	46%	46%
Dividend yield	0%	1.41%	3.77%

Summary of Stock Option Activity in Plans

A summary of stock option activity in the Plans for 2012 follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic Value
Outstanding at beginning of year	43,298	$24.87
Granted	205,000	1.28
Exercised	—	—
Expired	—	—
Cancelled or Forfeited	(13,602)	24.48

Outstanding at end of year	234,696	$4.29	9.3	$—

Expected to vest	209,080	$1.35	9.9	$—

Exercisable at end of period	25,616	$28.27	4.9	$—

Information Related to Plans

Information related to the stock option Plans during each year follows. There were no options exercised in 2012 or 2011.

	2012	2011	2010
Intrinsic value of options exercised	$—	$—	$—
Cash received from option exercises	—	—	—
Tax benefit realized from option exercises	—	—	—
Weighted average fair value of options granted	$0.91	$0.75	$0.31

Summary of Changes in Company's Nonvested Restricted Shares

A summary of changes in the Company’s nonvested restricted shares for the year follows:

Nonvested Shares	Shares	Weighted Average Grant- Date Fair Value
Nonvested at January 1, 2012	4,800	$6.88
Granted	—	—
Vested	(2,400)	6.88
Forfeited	(1,000)	7.25

Nonvested at December 31, 2012	1,400	$6.61